Submission	Jun. 11, 2025
Submission [Line Items]
Central Index Key	0000748592
Registrant Name	Ernexa Therapeutics Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES